Equity Method Investments (Summarized Income Statement) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Asset impairment charge	$ 117.3
Janssen AI [Member]
Schedule of Equity Method Investments [Line Items]
R&D expenses for the year	188.7	185.3	141.2
Asset impairment charge	678.9
Net loss for the year	$ 913.7	$ 216.3	$ 173.6